Note 15 - Related Party Transactions	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of related party [text block]
15.	Related party transactions

The Company has
not
been party to any material related party transactions which might reasonably be expected to influence decisions made by the users of these consolidated financial statements, other than the following.

During the year ended
December 31, 2016,
one
of the Company’s executive officers provided limited services to a company controlled by an investor. The salary and related expenses incurred, such as travel costs, totaled
$59,022
for the year ended
December 31, 2016,
and were invoiced to the company controlled by an investor, all of which was receivable at
December 31, 2016
and collected in
2017.
The Company recorded this expense reimbursement as a reduction of general and administrative expenses in the year ended
December 31, 2016.
This transaction was measured at the exchange amount, being the consideration established and agreed to by the related parties.

Accounts payable and accrued liabilities, including accumulated payroll, vacation and bonus accruals for key management personnel, as well as business expense reimbursements for key management personnel amounted to
$589,787
as at
December 31, 2017 (
$355,327
at
December 31, 2016
and
$379,462
at
December 31, 2015).

Compensation of key management personnel

The Executive Committee and the members of the Board of Directors are considered to be key management personnel. The aggregate compensation for the years ended
December 31, 2017,
2016
and
2015
to key management personnel of the Company is set out below:

	2017	2016	2015
Short-term benefits	$2,176,345	$1,742,021	$1,672,327
Director fees	116,398	45,540	46,920
	2,292,743	1,787,561	1,719,247
Stock-based compensation	1,083,160	83,270	126,889
	$3,375,903	$1,870,831	$1,846,136